Reinsurance	12 Months Ended
Dec. 31, 2018
Reinsurance
6.	Reinsurance

The Company has agreements that provide for reinsurance of certain policy-related risks. Under the agreements, premiums, contract charges, interest credited to policyholder funds, policy benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life and long-term care policies under coinsurance agreements and yearly renewable term agreements. As of December 31, 2018 and December 31, 2017, approximately 88.2% and 99.8%, respectively, of the Company’s reinsurance recoverables are due from companies rated A- or better by S&P. ALIC represents approximately 73% of the Company’s reinsurance recoverables as of December 31, 2018 and 2017, respectively, and is supported by a comfort trust of approximately $5.9 billion as of December 31, 2018 and 2017.

The Company is party to an experience rated modified coinsurance and monthly renewal term reinsurance arrangement with an external reinsurer under which risk on certain universal life and fixed annuity products is transferred. No portion of the assets constituting the consideration has been transferred to the reinsurer. This agreement was structured to finance reserves on certain universal life and fixed annuity products, in exchange for a fee based on those reserves. The profit to the reinsurer expected on the modified coinsurance and monthly renewable term portions is returned through an experience refund. The Company has determined that this agreement does not fulfill the requirements of risk transfer under generally accepted accounting principles and is accounted for on a deposit method of accounting. As of December 31, 2018 and 2017, the Company had a deposit receivable and a modified coinsurance payable of $1.0 billion and $1.1 billion, respectively, related to this agreement.

The effects of reinsurance on premiums earned and fee income from policyholders for the years ended December 31, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
($ in thousands)
Direct	$1,246,952	$1,294,462	$1,328,917
Assumed	5,118	4,768	4,749
Ceded	(900,842)	(949,894)	(971,047)

Premiums and fee income, net of reinsurance	$351,228	$349,336	$362,619

The effects of reinsurance on return credited to policyholders’ account balances and policyholder benefits for the years ended December 31, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
($ in thousands)
Direct	$1,519,057	$1,668,358	$1,643,710
Assumed	4,854	6,003	6,453
Ceded	(842,505)	(957,374)	(931,557)

Return credited to policyholders’ account balances and policyholders’ benefits, net of reinsurance	$681,406	$716,987	$718,606